Earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Summary of earnings per share

			Cents per share
Per ordinary share	2018	2017	2016
Basic earnings per share	46.98	17.20	0.61
Diluted earnings per share	46.67	17.10	0.60

		Dollars per share
Per American Depositary Share (ADS)	2018	2017	2016
Basic earnings per share	2.82	1.03	0.04
Diluted earnings per share	2.80	1.03	0.04

			$ million
	2018	2017	2016
Profit (loss) attributable to BP shareholders	9,383	3,389	115
Less: dividend requirements on preference shares	1	1	1
Profit (loss) for the year attributable to BP ordinary shareholders	9,382	3,388	114

			Shares thousand
	2018	2017	2016
Basic weighted average number of ordinary shares	19,970,215	19,692,613	18,744,800
Potential dilutive effect of ordinary shares issuable under employee share-based payment plans	132,278	123,829	110,519
Weighted average number of ordinary shares outstanding used to calculate diluted earnings per share	20,102,493	19,816,442	18,855,319

			Shares thousand
	2018	2017	2016
Basic weighted average number of ordinary shares – ADS equivalent	3,328,369	3,282,102	3,124,133
Potential dilutive effect of ordinary shares (ADS equivalent) issuable under employee share-based payment plans	22,046	20,638	18,420
Weighted average number of ordinary shares (ADS equivalent) outstanding used to calculate diluted earnings per share	3,350,415	3,302,740	3,142,553

Summary of antidilutive securities
The number of shares that are expected to vest each year under employee share plans are shown in the table below. The dilutive effect of the employee share plans at 31 December is also shown.

Share plans	2018	2017
	Number of shares[a]	Number of shares[a]
Vesting	thousand	thousand
Within one year	108,934	101,550
1 to 2 years	106,337	108,373
2 to 3 years	71,407	85,878
3 to 4 years	588	413
Over 4 years	799	166
	288,065	296,380
Dilutive effect	127,165	126,122

[a]	Numbers of shares shown are ordinary share equivalents (one ADS is equivalent to six ordinary shares).
The following table shows the number of shares potentially issuable under equity-settled employee share option plans, including the number of options outstanding, the number of options exercisable at the end of each year, and the corresponding weighted average exercise prices. The dilutive effect of these plans at 31 December is also shown.

Share options		2018		2017
	Number of optionsab thousand	Weighted average exercise price $	Number of optionsab thousand	Weighted average exercise price $
Outstanding	19,437	4.28	22,399	4.34
Exercisable	481	4.69	1,112	4.46
Dilutive effect	6,123	n/a	5,145	n/a

[a]	Numbers of options shown are ordinary share equivalents (one ADS is equivalent to six ordinary shares).

[b]	At 31 December 2018 the quoted market price of one BP ordinary share was £4.96 (2017 £5.23).